Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2023
Customer base | Minimum
Disclosure of detailed information about intangible assets [line items]
Amortization term length	4 years
Customer base | Maximum
Disclosure of detailed information about intangible assets [line items]
Amortization term length	14 years
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Amortization term length	2 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Amortization term length	5 years